As filed with the Securities and Exchange Commission on December 28, 2012
1933 Act File No. 333-96461
1940 Act File No. 811-09813

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

SCOUT FUNDS
(Exact Name of Registrant as Specified in Charter)

928 Grand Boulevard, Kansas City, MO 64106
 (Address of Principal Executive Offices) (Zip Code)

(877) 726-8842
(Registrant's Telephone Number, including Area Code)

BENJAMIN D. WIESENFELD, ESQ.
Scout Funds
928 Grand Boulevard
Kansas City, MO  64106
 (Name and Address of Agent for Service of Process)

With Copies to:

JESSICA A. SCHUBEL
Scout Funds
928 Grand Boulevard
Kansas City, MO 64106

MICHAEL P. O'HARE, ESQ.
Stradley, Ronon, Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103

EXPLANATORY NOTE

This submission is being made solely to obtain a class identifier for the Class Y shares of the Scout Unconstrained Bond Fund, a series of Scout Funds, which was inadvertently overlooked in the 485APOS filing made on November 1, 2012.  Accession number of the previous 485APOS filing requesting the class identifier for the Class Y shares of the Scout Unconstrained Bond Fund series:  0001450791-12-000249.